Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	6 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
The Tax-Exempt Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Accumulated Value			$ 9,629				$ 10,273			$ 10,263			$ 10,427			$ 11,127			$ 11,617			$ 12,088			$ 11,209			$ 11,262			$ 11,831	$ 11,823
The Tax-Exempt Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Accumulated Value			10,000				10,585			10,492			10,576			11,198			11,605			11,986			11,031			11,001			11,556	11,548
The Tax-Exempt Bond Fund of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class T (with sales charge)
Accumulated Value	$ 9,750			$ 9,952				$ 10,134			$ 10,836			$ 11,340			$ 11,830			$ 10,996			$ 11,080			$ 11,670			$ 11,694
The Tax-Exempt Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class F-1
Accumulated Value			10,000				10,653			10,630			10,787			11,497			11,993			12,469			11,552			11,599			12,173	12,155
The Tax-Exempt Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class F-2
Accumulated Value			10,000				10,684			10,686			10,872			11,618			12,151			12,666			11,765			11,843			12,463	12,476
The Tax-Exempt Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class F-3
Accumulated Value		$ 10,000			$ 10,354				$ 10,545			$ 11,280			$ 11,810			$ 12,324			$ 11,459			$ 11,547			$ 12,165			$ 12,193
The Tax-Exempt Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						The Tax-Exempt Bond Fund of America — Class R-6
Accumulated Value			10,000				10,695			10,711			10,909			11,670			12,218			12,749			11,855			11,946			12,586	12,603
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,234	$ 10,391		$ 10,694	$ 10,336	$ 10,494	$ 10,722	$ 11,091	$ 11,261	$ 10,828	$ 11,685	$ 11,865	$ 11,619	$ 12,070	$ 12,255	$ 12,242	$ 11,234	$ 11,406	$ 12,645	$ 11,338	$ 11,512	$ 11,769	$ 11,762	$ 11,943	$ 11,878	$ 11,762	$ 11,942	$ 12,323	$ 12,322